CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
CONSOLIDATED CONDENSED STATEMENTS OF EARNINGS
NET SALES	$ 4,489,180	$ 3,941,182	$ 3,240,493
COST OF GOODS SOLD	3,896,286	3,398,356	2,765,903
GROSS PROFIT	592,894	542,826	474,590
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	392,235	362,220	310,152
NET (GAIN) ON DISPOSITION OF ASSETS	(6,604)	(863)
EARNINGS FROM OPERATIONS	207,263	181,469	164,438
INTEREST EXPENSE	8,893	6,218	4,575
INTEREST INCOME	(1,371)	(731)	(541)
UNREALIZED LOSS (GAIN) ON INVESTMENTS AND OTHER	(1,888)	25	267
NON-OPERATING (INCOME)/EXPENSE	9,410	5,462	3,767
EARNINGS BEFORE INCOME TAXES	197,853	176,007	160,671
INCOME TAXES	45,441	51,967	55,174
NET EARNINGS	152,412	124,040	105,497
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(3,814)	(4,528)	(4,318)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 148,598	$ 119,512	$ 101,179
EARNINGS PER SHARE - BASIC (USD per share)	$ 2.41	$ 1.95	$ 1.66
EARNINGS PER SHARE - DILUTED (USD per share)	$ 2.40	$ 1.94	$ 1.65
OTHER COMPREHENSIVE INCOME:
NET EARNINGS	$ 152,412	$ 124,040	$ 105,497
OTHER COMPREHENSIVE GAIN (LOSS)	(5,076)	6,130	(2,703)
COMPREHENSIVE INCOME	147,336	130,170	102,794
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(3,873)	(4,884)	(2,660)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 143,463	$ 125,286	$ 100,134